UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3596

Seligman Communications and Information Fund, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 3/31/06

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

SELIGMAN COMMUNICATIONS AND INFORMATION FUND, INC.
Schedule of Investments (unaudited)
March 31, 2006

	Shares, Shares Subject to Call/Put or Principal Amount		Value
Common Stocks 95.4%
Application Software 14.5%
Autodesk	500,000	shs.	$ 19,277,500
BEA Systems*	2,334,700		30,596,243
Cognos*	1,100,200		42,825,285
Mercury Interactive*Ø	5,600,000		194,180,000
Microsoft	7,900,000		215,156,500
Quest Software*	2,525,000		42,129,625
			544,165,153
Biotechnology 0.8%
Invitrogen*	450,000		31,556,250

Communications Equipment 9.1%
Avocent*	500,000		15,867,500
Cisco Systems*	3,800,000		82,365,000
Corning*	2,000,000		53,820,000
Motorola	1,900,000		43,529,000
Nokia (ADR)	956,500		19,818,680
QUALCOMM	2,000,000		101,210,000
TomTom*	764,300		27,070,499
			343,680,679
Computers and Peripherals 10.6%
Apple Computer*	300,000		18,814,500
Avid Technology*	800,000		34,764,000
Electronics for Imaging*	825,000		23,087,625
EMC*	6,350,000		86,550,500
Emulex*	1,000,000		17,090,000
Hewlett-Packard	1,957,100		64,388,590
Seagate Technology*	5,900,000		155,347,000
			400,042,215
Consumer Software 0.8%
THQ*	1,150,000		29,727,500

Electronic Equipment and Instruments 3.5%
Amphenol (Class A)	1,100,000		57,398,000
Hoya	689,700		27,882,676
Nextest Systems†	157,131		2,050,245
Orbotech*Ø	1,800,000		44,307,000
Symbol Technologies	61,614		683,616
			132,321,537
Health Care Equipment and Supplies 4.3%
Beckman Coulter	200,000		10,914,000
C.R. Bard	475,000		32,209,750
Fisher Scientific International*	1,050,000	(3)	71,452,500
Kinetic Concepts*	950,000		39,111,500
Zimmer Holdings*	114,200		7,719,920
			161,407,670
Internet and Catalog Retail 1.2%
Netflix*	1,498,500		43,404,053

Internet Software and Services 11.7%
Digital River*Ø	1,100,000		47,916,000
McAfee*	7,500,000		182,475,000
Symantec*	10,500,000		177,187,500
VeriSign*	1,225,000		29,436,750
Workstream†	2,601		2,334
			437,017,584
IT Services 5.8%
Amdocs*	5,285,100		190,580,706
First Data	549,700		25,736,954
Ness Technologies*	81,700		1,027,377
			217,345,037
Semiconductors and Semiconductor Equipment 18.7%
Advanced Micro Devices*	1,100,000		36,476,000
Altera*	900,000		18,571,500
ARM Holdings	1,085,903		2,516,637
ASML Holding (NY shares)*	3,025,000		61,634,375
Cymer*	1,140,000		51,795,900
Freescale Semiconductor (Class A)*	2,725,000		75,782,250
Integrated Device Technology*	4,400,000		65,362,000
Lam Research*	900,000		38,731,500
Linear Technology	1,500,000		52,635,000
Maxim Integrated Products	1,375,000		51,088,125
Monolithic Power Systems*Ø	1,750,000		32,646,250
Samsung Electonics	81,300		52,713,426
Silicon Laboratories*	320,000		17,692,290
Taiwan Semiconductor Manufacturing	20,231,000		40,015,102
Taiwan Semiconductor Manufacturing (ADR)	943,400		9,490,604
Tessera Technologies*	575,000		18,425,875
Texas Instruments	1,200,000		38,964,000
Xilinx	1,450,000		36,946,000
			701,486,834
Systems Software 5.5%
CA	658,300		17,912,343
Macrovision*	1,027,800		22,760,632
Oracle*	8,500,000		116,407,500
Red Hat*	1,800,000		50,355,000
			207,435,475
Technical Software 7.0%
Cadence Design Systems*	4,500,000		83,182,500
Synopsys*Ø	8,000,000		178,680,000
			261,862,500
Wireless Telecommunication Services 1.9%
Alltel	600,000		38,850,000
Sprint Nextel	1,234,700		31,904,648
			70,754,648
Total Common Stocks			3,582,207,135

Venture Capital Investments† 0.1%			4,606,406

Options Purchased* 0.1%
Health Care Equipment and Supplies 0.1%
Kinetic Concepts, Put expiring June 2006 at $40	800,000		4,480,000

Short Term Holdings 3.2%
Time Deposits 2.7%
Citibank, Nassau, 4.75%, 4/3/06	$ 100,000,000		100,000,000

Repurchase Agreement 0.5%
State Street Bank 4.06%, 3/31/06, maturing 4/3/06 in the amount of $17,732,998 collateralized by: $18,150,000 US Treasury Notes 4.625%, 3/31/08, with a fair market value of $18,081,938	17,727,000		17,727,000

Total Short-Term Holdings			117,727,000
Total Investments 98.8%			3,709,020,541
Other Assets Less Liabilities 1.2%			46,117,427
Net Assets 100.0%			$ 3,755,137,968

Schedule of Options Written
Call Options Written
Kinetic Concepts, expiring June 2006 at $45	800,000	shs.	$ (1,360,000)

__________
*	Non-income producing security.
Ø
Affiliated Issuers -- Fund's holdings representing 5% or more of the outstanding voting securities of the issuer. A summary of the Fund's transactions in the securities of these issuers during the three months ended March 31, 2006, is as follows:

Affiliate	Beginning Shares		Gross Purchases and Additions	Gross Sales and Reductions	Ending Shares		Realized Gain (Loss)	Ending Value
Digital River	1,832,000		372,300	1,104,300	1,100,000	(1)	$ 17,596,937	$ 47,916,000
Mercury Interactive	3,375,000	(2)	2,225,000	—	5,600,000		—	194,180,000
Monolithic Power Systems	1,750,000		—	—	1,750,000		—	32,646,250
Orbotech	2,350,000		—	550,000	1,800,000		4,665,928	44,307,000
Synopsys	8,580,000		—	580,000	8,000,000		(2,034,340)	178,680,000
Total							$ 20,228,525	$497,729,250

__________
There was no dividend income earned from these investments for the three months ended March 31, 2006.
(1)	As of March 31, 2006, the Fund's holding was less than 5% of the outstanding voting shares.
(2)	As of December 31, 2005, the Fund's holding was less than 5% of the outstanding voting shares.
†
Restricted and non-income producing securities. At March 31, 2006, the Fund owned investments that were purchased through private offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Fund has agreed to further restrictions on the disposition of its shares as set forth in various agreements entered into in connection with the purchase of these investments. The Fund typically will bear costs in connection with the disposition of these securities, including those involved in registration under the Securities Act of 1933, but under certain limited circumstances, such costs could be borne by the issuer. These investments are valued at fair value as determined in accordance with procedures approved by the Board of Directors of the Fund. The acquisition dates of these investments, along with their cost and values at March 31, 2006, are as follows:

Venture Capital Investments	Acquisition Dates	Shares or Warrants		Cost	Value
Convertible Preferred Stocks and Warrants:
Coventor (Series F)	5/25/01	10,799	shs.	$ 12,420	$ 1,512
ePolicy (Series B)	5/2/00	562,114		2,000,002	365,374
FlashPoint Technology (Series E)	9/10/99	246,914		1,000,844	—
Geographic Network Affiliates International (Series A)	12/29/99	20,000		2,002,218	—
Geographic Network Affiliates International (Series B)	12/5/01	100,000		—	—
Global Commerce Systems (Series A)	4/6/00	952		16,360	—
Global Commerce Systems (Series D)	4/6/00	613,720		2,986,283	—
GMP Companies (Series A)	9/15/99	200,000		1,002,743	37,340
GMP Companies (Series B)	4/3/00	111,111		1,999,998	74,522
GMP Companies (Series C)	6/3/02	15,969		542,946	20,229
GoSolutions (Series A) ($0.01 per warrant for 3.9434
shares of GoSolutions (Series A)	5/24/01	118,302	wts.	30,000	50,870
iBiquity Digital (Series A)	1/19/00	107,875	shs.	1,001,189	454,154
iBiquity Digital (Series C)	4/24/02	128,532		394,594	394,593
Index Stock Imagery (Series A)	3/20/00 to 4/16/04	418,676		1,222,885	205,151
LifeMasters Supported SelfCare (Series E)	1/31/00	129,194		1,033,556	1,724,740
LifeMasters Supported SelfCare (Series F)	11/12/02	4,528		50,004	63,664
NeoPlanet (Series B)	2/18/00	425,412		2,000,001	—
NSI Software (Series B)	4/14/00 to 11/13/02	253,333		2,144,314	620,666
OurHouse (Series D)	2/11/00	333,334		2,000,004	667
Petroleum Place (Series C)	3/7/00	16,915		1,000,015	243,576
SensAble Technologies (Series C)	4/5/00	301,205		1,000,001	—
Techies.com (Series C)	1/27/00	235,294		1,999,999	—
Total Convertible Preferred Stocks and Warrants				25,440,376	4,257,058

Common Stocks:
Access Data (Class A)	3/29/00	606,061		1,000,001	224,243
Coventor	3/8/00 to 5/25/01	942,320		1,083,580	—
Entegrity Solutions	2/16/00 to 4/25/02	18,802		1,011,147	—
etang.com	1/6/00	22,613		—	2,035
GoSolutions	4/3/00 to 3/19/01	174,694		2,087,394	38,433
NSI Software	4/14/00	11,844		45,685	6,159
Qpass	5/2/00 to 5/11/01	38,279		2,160,000	21,053
SensAble Technologies	10/1/04	1,582,292		—	—
Total Common Stocks				7,387,807	291,923

Convertible Promissory Notes and Warrants:
Geographic Network Affiliates International 9%, payable on demand	12/5/01 to 3/12/02	$ 320,000		320,173	—
Geographic Network Affiliates International:
$10 exercise price expiring 12/5/08	12/5/01	8,000	wts.	—	—
$10 exercise price expiring 1/11/09	1/11/02	8,000		—	—
$10 exercise price expiring 2/4/09	2/4/02	8,000		—	—
$10 exercise price expiring 3/12/09	3/12/02	8,000		—	—
SensAble Technologies 8%, 12/29/06**	12/30/03	$ 31,380		31,380	57,425
Techies.com 9%, payable on demand	6/7/00	244,296		244,296	—
Total Convertible Promissory Notes and Warrants				595,849	57,425
Total Venture Capital Investments				$33,424,032	$4,606,406

**	Warrants attached.
(3)	All or part of the security is held as collateral for options written. As of March 31, 2006, the value of securities as collateral was $32,936,000.

The cost of investments for federal income tax purposes was $3,615,042,859. The tax basis gross appreciation and depreciation of portfolio securities were $299,315,024 and $205,337,342, respectively. Net appreciation was $93,977,682.

Security Valuation— Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Fixed income securities not listed on an exchange or security market are valued by independent pricing services based on bid prices which consider such factors as coupons, maturities, credit ratings, liquidity, specific terms and features, and the US Treasury yield curve or are valued by J. & W. Seligman & Co. Incorporated (the Fund's investment manager, the "Manager") based on quotations provided by primary market makers in such securities. Equity securities not listed on an exchange or security market, or equity securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by the Manager based on quotations provided by primary market makers in such securities.  Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings maturing in more than 60 days are valued at market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

ITEM 2. CONTROLS AND PROCEDURES.

a.
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.
(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN COMMUNICATIONS AND INFORMATION FUND, INC.

By: /S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date: May 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By: /S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date: May 25, 2006

By: /S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date: May 25, 2006

SELIGMAN COMMUNICATIONS AND INFORMATION FUND, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.